Provisions - Provision for off-balance-sheet risk (Details) - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provisions
Provisions	$ 6,730	$ 7,202	$ 6,580	$ 5,988
Provisions for off-balance sheet risk
Provisions
Provisions	1,032	874	$ 952	$ 1,359
Available lines of credit cards and non-revolving consumer loans | Provisions for off-balance sheet risk
Provisions
Provisions	838	759
Guarantees and loan commitments | Provisions for off-balance sheet risk
Provisions
Provisions	$ 194	$ 115